Net Loss per Share - Schedule of Calculation of Basic Earnings per Share and Diluted Earnings per Share (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss	$ (3,293,000)	$ (2,393,000)	$ (13,064,000)	$ (6,019,000)	$ (13,237,616)	$ (3,707,243)
Weighted-average shares used in computing basic and diluted net loss per common share	10,040,079	535,685	8,178,897	535,685	1,270,033	535,648
Basic and diluted net loss per common share	$ (0.33)	$ (4.47)	$ (1.60)	$ (11.24)	$ (10.42)	$ (6.92)